Operating Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease income	$ 3	$ 4	$ 10
Operating lease recognized expense	512	471	272
Operating sub lease recognized expense	133	$ 128	$ 117
Property, plant and equipment under operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Undiscounted operating lease obligation	2,483
Operating lease income	$ 811
Property, plant and equipment under operating leases [member] | Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease initial period	Five years
Property, plant and equipment under operating leases [member] | Top of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease initial period	Ten years
Dutch and Belgian pub real estate [member]
Disclosure of finance lease and operating lease by lessee [line items]
Pub lease term	27 years
Pubs leased from Cofinimmo [member] | Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Sublease average outstanding period	Six years
Pubs leased from Cofinimmo [member] | Top of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Sublease average outstanding period	Eight years